Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Key management personnel forfeiture payments	$ 46,367
Payable in cash		$ 490,335	$ 252,457
Payments to director related entities	415,909
Loans to related parties		$ 2,200,000
Loans